Significant accounting policies - Investments and Accounts and notes receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Significant accounting policies
Impairment recorded for long-term investments	¥ 0	$ 0	¥ 4,000	[1]	¥ 0	[1]
Allowance for doubtful accounts	¥ 2,884		¥ 201		¥ 141

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer